Notes Payable - Equipment (Tables)	12 Months Ended
Dec. 31, 2019
Notes Payable - Equipment [Abstract]
Schedule of the equipment notes payable

	December 31, 2019	December 31, 2018
Note payable to Komatsu Financial, collateralized by a Komatsu Telehandler lift, due in 48 monthly installments of $2,441 including interest at 4.99%.	$-	$27,192
Note payable to CAT Financial, collateralized by used mining equipment due in 36 monthly installments of varying amounts including interest at 4.68%.	-	117,002
Note payable to Wheeler Machinery, collateralized by used crushing equipment, due in 9 monthly installments of $39,009.	-	145,066
Note payable to Komatsu Financial, collateralized by a Komatsu D275 dozer, due in one monthly installment of $21,000 and 47 monthly installments of $11,674 including interest at 2.99%.	-	34,851
Note payable to Epiroc, collateralized by a used Epiroc drill, due in 6 monthly installments of $22,235, beginning October 2019, plus a balloon payment or refinancing prior to April 2020, of $488,317, including interest at 8%.	563,368	-
Note payable to Wheeler Machinery, collateralized by a used CAT 740 Haul truck, due in 11 monthly installments of $14,475, beginning May 2019, including interest at 8%, with a balloon payment due in April 2020 of $168,873.	206,682	-
Note payable to Wheeler Machinery, collateralized by a used D8T dozer, due in 11 monthly payments of $19,125, beginning August 2019, including interest at 10%, with a balloon payment due in July 2020 of $350,281.	441,989	-
Note payable to Komatsu Equipment, collateralized by a used PC490 Excavator, due in 11 monthly payments of $10,320, beginning July 2019, including interest at 9%, with a balloon payment due in March 2020 of $71,372.	90,200	-
	1,302,239	324,111
Current portion	(1,302,239)	(324,111)
Long term portion	$-	$-